As filed with the Securities and Exchange Commission on October 20, 1997
                                                 Registration No. 33-97598
                                                                  811-9102



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                          Post-Effective Amendment No. 9              [X]
                                    and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                [X]
                               Amendment No. 12                       [X]
                       (Check appropriate box or boxes)


                              WEBS INDEX FUND, INC.
                (Exact name of registrant as specified in charter)

          c/o PFPC Inc.                                      19809
       400 Bellevue Parkway                               (Zip Code)
       Wilmington, Delaware
(Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (302) 791-3239

                                  Nathan Most
                                   President
                              WEBS Index Fund, Inc.
                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                      (Name and Address of Agent for Service)

                                  Copies to:

                            Donald R. Crawshaw, Esq.
                             Sullivan & Cromwell
                               125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on October 29, 1997 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.









                          CROSS REFERENCE SHEET
                         (as required by Rule 495)

N-1A Item No.                              Location
PART A
Item 1.  Cover Page                        Cover Page
Item 2.  Synopsis                          Summary Expenses
Item 3.  Condensed Financial Information   Financial Highlights
Item 4.  General Description of Registrant Cover Page; WEBS Index Fund, Inc.
                                           and its Investment Objective;
                                           Investment Policies; General
                                           Information
Item 5.  Management of the Fund            Summary Expenses; Management of
                                           the Fund
Item 6.  Capital Stock and Other
         Securities                        Tax Matters; General Information
Item 7.  Purchase of Securities Being
         Offered                           Management of the Fund; Exchange
                                           Listing and Trading of WEBS;
                                           Purchase and Issuance of WEBS in
                                           Creation Units
Item 8.  Redemption or Repurchase          Redemption of WEBS in Creation
                                           Units
Item 9.  Pending Legal Proceedings         Not Applicable

PART B
Item 10. Cover Page                        Cover Page
Item 11. Table of Contents                 Table of Contents
Item 12. General Information and History   General Description of the Fund
Item 13. Investment Objectives and
         Policies                          Investment Policies and
                                           Restrictions; Brokerage
                                           Transactions
Item 14. Management of the Fund            Management of the Fund; Investment
                                           Advisory, Management,
                                           Administrative and Distribution
                                           Services
Item 15. Control Persons and Principal
         Holders of Securities             Management of the Fund; Investment
                                           Advisory, Management,
                                           Administrative and Distribution
                                           Services
Item 16. Investment Advisory and Other
         Services                          Management of the Fund; Investment
                                           Advisory, Management,
                                           Administrative and Distribution
                                           Services; Counsel and Independent
                                           Auditors
Item 17. Brokerage Allocation              Brokerage Transactions
Item 18. Capital Stock andOther Securities Capital Stock and Shareholder
                                           Reports; Taxes
Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered       Purchase and Issuance of WEBS in
                                           Creation Units; Redemption of
                                           WEBS in Creation Units;
                                           Determining Net Asset Value
Item 20. Tax Status                        Dividends and Distributions; Taxes
Item 21. Underwriters                      Investment Advisory, Management,
                                           Administrative and Distribution
                                           Services; Purchase and Issuance of
                                           WEBS in Creation Units
Item 22. Calculations of Performance Data  Performance Information
Item 23. Financial Statements              Financial Statements

PART C
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.





                          EXPLANATORY COMMENT

This Post-Effective Amendment No. 9 to the Registration Statement of WEBS Index Fund, Inc. (the "Fund") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 8 to the Registration Statement of the Fund filed with the Securities and Exchange Commission on August 21, 1997.




                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of October, 1997.

                          WEBS INDEX FUND, INC.

By: /S/ Nathan Most*
    Nathan Most
    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 20th day of October, 1997.

SIGNATURE                                       TITLE

/S/ Nathan Most*                                President and Director
(Nathan Most)


/S/ John B. Carroll*                            Director
(John B. Carroll)


/S/ Timothy A. Hultquist*                       Director
(Timothy A. Hultquist)


/S/ Lloyd N. Morrisett*                         Director
(Lloyd N. Morrisett)


/S/ W. Allen Reed*                              Director
(W. Allen Reed)


/S/ Stephen M. Wynne                            Treasurer (principal
(Stephen M. Wynne)                              financial and accounting
                                          officer)



*By:  /S/ Gary M. Gardner                       Attorney-In-Fact
      (Gary M. Gardner)